PREPAID EXPENSES AND OTHER CURRENT ASSETS	7 Months Ended
Dec. 31, 2022
National Holdings Investments Ltd [Member]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

The following is a summary of prepaid expenses and other current assets:

As of December 31,
2022
Prepaid Expenses	16,077
Prepaid expenses and other current assets	16,077